Net Income per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Phoenix New Media Limited	¥ 80,611	$ 11,609	¥ 73,584	¥ 263,091
Numerator:
Net income attributable to Phoenix New Media Limited	¥ 80,611	$ 11,609	¥ 73,584	¥ 263,091
Class A and Class B ordinary share [Member]
Denominator:
Weighted average number of shares outstanding	571,298,943	571,298,943	569,058,424	595,521,893
Weighted average number of contingently issuable shares	2,222,593	2,222,593	2,189,299	2,094,730
Denominator used in computing net income per share - basic	573,521,536	573,521,536	571,247,723	597,616,623
Net income per share - basic | (per share)	¥ 0.14	$ 0.02	¥ 0.13	¥ 0.44
Denominator:
Denominator used in computing net income per share - basic	573,521,536	573,521,536	571,247,723	597,616,623
Share-based awards	3,516,370	3,516,370	9,537,533	17,003,487
Denominator used in computing net income per share - diluted	577,037,906	577,037,906	580,785,256	614,620,110
Net income per share - diluted | (per share)	¥ 0.14	$ 0.02	¥ 0.13	¥ 0.43
ADS (1 ADS represents 8 Class A ordinary shares) [Member]
Denominator:
Denominator used in computing net income per share - basic	71,690,192	71,690,192	71,405,965	74,702,078
Net income per share - basic | (per share)	¥ 1.12	$ 0.16	¥ 1.03	¥ 3.52
Denominator:
Denominator used in computing net income per share - basic	71,690,192	71,690,192	71,405,965	74,702,078
Denominator used in computing net income per share - diluted	72,129,738	72,129,738	72,598,157	76,827,514
Net income per share - diluted | (per share)	¥ 1.12	$ 0.16	¥ 1.01	¥ 3.42